Document Information	12 Months Ended
Dec. 31, 2025
Document Information:
Document Type	2.01 SD
Amendment	false
CIK	0001649752
Registrant Name	Nouveau Monde Graphite Inc.
Period End Date	Dec. 31, 2025
Reporting Currency	CAD
Alternative Reporting Regime	CA